Cash and cash equivalents	9 Months Ended
Sep. 30, 2025
Cash and cash equivalents [abstract]
Disclosure of cash and cash equivalents [text block]
5 CASH AND CASH EQUIVALENTS

	Average yield p.a. %		09/30/2025	12/31/2024
Cash and banks (1)	4.43%		12,304,105	6,596,510

Cash equivalents
Local currency
Fixed-term deposits (compromised)	101.80	% of CDI	1,121,685	2,422,308

Foreign currency
Fixed-term deposits (2)	4.99%		2,413,076
			15,838,866	9,018,818
(1)Refers mainly to investments in foreign currency under the Sweep Account modality, which is a remunerated account the balance of which is invested and made available automatically each day.
(2)Refers to Time Deposit applications, with maturity up to 90 days, which is a remunerated bank deposit with a specific maturity period and is subject to an insignificant risk of changes in value.